CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenues	$ 400,433	$ 314,013	$ 235,491
Cost of revenues	(207,471)	(172,479)	(147,198)
Gross Profit	192,962	141,534	88,293
Research and development expenses	(29,959)	(25,374)	(21,928)
Selling, general and administrative expenses	(121,307)	(98,196)	(70,320)
Depreciation and amortization in respect of technology and capitalized development costs	(14,167)	(11,566)	(6,430)
Other income (expenses)	10,257	(2,023)	(444)
Share of losses of equity method investees	(226)	(1,270)	(1,555)
Operating Income (Loss)	37,560	3,105	(12,384)
Financial Income	10,672	3,408	2,493
Financial Expense	(13,666)	(10,897)	(4,781)
Profit (loss) before taxes on income	34,566	(4,384)	(14,672)
Tax benefits (expenses)	950	(1,247)	(1,215)
Profit (loss) for the period	$ 35,516	$ (5,631)	$ (15,887)
Earnings (loss) per share attributed to shareholders of the Company:
Basic earnings (loss) per share	$ 0.96	$ (0.157)	$ (0.479)
Diluted earnings (loss) per share	$ 0.943	$ (0.157)	$ (0.479)